Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We grant all equity awards, including stock options, under the terms of an equity grant policy. Pursuant to the policy, we generally grant equity awards to our named executive officers at regularly scheduled meetings of the Compensation Committee in the first quarter, and to directors at regularly scheduled meetings of the Compensation Committee in the first quarter and in the third quarter, although the Committee retains discretion to grant awards at other times during the year. If the date of a Committee approval of an equity grant falls within a regularly scheduled quarterly blackout period under the Trading Policy, the awards will not become effective and are not priced until the closing of the last day of the blackout period following the public release of our earnings results for the prior quarter and/or year, as applicable. In all other cases, the effective grant date of any equity awards will be the date of the relevant Committee meeting or written consent.
We do not have any program, plan, or practice to time equity awards to employees or directors in coordination with the release of material non-public information.
Award Timing Method	We do not have any program, plan, or practice to time equity awards to employees or directors in coordination with the release of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any program, plan, or practice to time equity awards to employees or directors in coordination with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false